Discontinued operations (Summary of Results from Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Discontinued operations [Abstract]
Revenue	$ 93	$ 2,706
Cost of revenue	106	2,261
GROSS PROFIT (EXCESS OF COSTS OF REVENUES OVER REVENUE)	(13)	445
Selling, general and administrative expenses	28	408
OPERATING PROFT (LOSS)	(41)	37
Other income, net		629
Income tax benefit		1,224
Income (loss) from discontinued operations	$ (41)	$ 1,890